LEASES - Schedule of Future Minimum Lease Payments Under Operating Leases (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020
Operating Lease Liabilities, Payments Due [Abstract]
2021 (excluding the three months ended March 31, 2021)	$ 96
2022	102
2023	71
2024	53
2025	41
2026 and thereafter	110
Total future minimum lease payments	473
Less: Interest	45
Operating lease liabilities	$ 428	$ 453